Net Loss Per Share - Schedule of Computation of the Basic and Diluted Income per Share of Class A Common Stock (Details) - Class A Common Stock [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator
Net loss attributable to class A common stockholders	$ (2,415,836)	$ (277,790)	$ (8,777,101)	$ (1,809,281)
Denominator
Weighted-average class A common shares outstanding – basic	22,096,464	5,026,964	19,983,013	3,010,654
Weighted-average class A common shares outstanding – diluted	22,096,464	5,026,964	19,983,013	3,010,654
Loss per class A common share – basic	$ (0.11)	$ (0.06)	$ (0.44)	$ (0.6)
Net income per share of Class A common stock - diluted	$ (0.11)	$ (0.06)	$ (0.44)	$ (0.6)